Revenue Recognition - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total Revenue	$ 70,931	$ 57,390	$ 159,473	$ 125,482	$ 323,410	$ 226,277	$ 191,844
United States
Disaggregation of Revenue [Line Items]
Total Revenue	56,577	55,120	147,387	122,290	$ 318,144	$ 219,415	$ 187,261
Non-US [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 14,354	$ 2,270	$ 12,086	$ 3,192